SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS [Text Block]

23. SUBSEQUENT EVENTS

On April 1, 2026, the Company granted 1,250,000 restricted share units ("RSUs") to officers and employees. One-third of the RSUs will vest on May 1, 2026, provided the holder remains actively employed or engaged with the Company on that date. The remaining two-thirds will vest in equal installments on April 1, 2027 and April 1, 2028, subject to the holder's continued active employment or engagement with the Company.

On April 1, 2026, the Company granted 1,275,000 deferred share units ("DSUs") to officers and directors of the Company. Of the DSU's granted, 50% vested and became exercisable on the grant date, the other 50% will vest and become exercisable on April 1, 2027. Common shares are issued upon departure of individuals according to the number of DSUs vested as of the departure date.

On May 1, 2026, one-third of the RSUs granted on April 1, 2026 vested, resulting in the issuance of 287,134 common shares. 129,533 common shares were withheld to satisfy employment tax obligations.

On May 27, 2026, pursuant to the terms of the EFF Agreement (Note 20), the Company issued an aggregate of 555,793 common shares to certain Vendors.